Other Assets, Net (Tables)	12 Months Ended
Dec. 31, 2016
OTHER ASSETS, NET [Abstract]
Other Assets, Net

	As of December 31, (in thousands)
	2015	2016
Deferred tax assets, net	$17,402	$7,952
Accrued interest income	7,925	—
Employee advance	2,793	1,953
Others	1,380	129

Total	$29,500	$10,034